Lease Liabilities - Summary of Maturity Analysis of Lease Liabilities Explanatory (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 445,487	€ 438,052	€ 407,687	€ 508,153
Expiry within 1 year [Member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	126,172	106,643	92,842
Year 2 [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	122,573	92,344	79,604
Year 3 [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 80,846	65,610	60,281
Year 4 [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities		38,898	47,107
Later Than Four Years [Member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities		€ 134,557	€ 127,853